Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	750,816,633	737,222,448
Ordinary shares, shares outstanding	750,816,633	737,222,448
Class B ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Reportable Legal Entities [Member] | Parent Company [Member] | Class A ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	750,816,633	737,222,448
Ordinary shares, shares outstanding	750,816,633	737,222,448
Reportable Legal Entities [Member] | Parent Company [Member] | Class B ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450